DISCONTINUED OPERATIONS AND DECONSOLIDATION OF TRICHOME - Disclosure of major classes of assets and liabilities of operation (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Nov. 07, 2022	Nov. 06, 2022	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS:
Cash and cash equivalents	$ 1,813	$ 2,449	$ 406		$ 13,903	$ 8,885
Trade receivables	7,651	8,684
Other accounts receivable	3,889	3,323
Inventory	9,976	16,585
Current assets	24,265	32,672
NON-CURRENT ASSETS:
Property, plant and equipment, net	5,058	5,221	14,645
Right-of-use assets, net	1,307	1,929
Intangible assets, net	5,803	7,910
Goodwill	10,095	9,771
Non-current assets	24,548	28,004
Total assets	48,813	60,676
CURRENT LIABILITIES:
Trade payables	9,223	15,312
Bank loans and credit facilities	12,119	9,246	$ (3,774)
Other accounts payable and accrued expenses	6,218	6,013
Current maturities of operating lease liabilities	454	814
Current liabilities	32,808	33,819
NON-CURRENT LIABILITIES:
Operating lease liabilities	815	1,075
Deferred tax liability, net	963	1,332
Non-current liabilities	2,305	3,060
Total liabilities	$ 35,113	$ 36,879
Assets and liabilities classified as held for sale [member]
CURRENT ASSETS:
Cash and cash equivalents				$ 406	3,171
Trade receivables				1,047	8,486
Other accounts receivable				2,194	11,198
Loans receivable				1,010	2,708
Biological assets				444	1,435
Inventory				6,784	9,715
Current assets				11,885	36,713
NON-CURRENT ASSETS:
Property, plant and equipment, net				14,645	21,236
Derivative assets				0	14
Right-of-use assets, net				10,999	14,570
Intangible assets, net				17,157	22,846
Goodwill				0	107,854
Non-current assets				42,801	166,520
Total assets				54,686	203,233
CURRENT LIABILITIES:
Trade payables				7,266	4,667
Bank loans and credit facilities				3,774	8,684
Other accounts payable and accrued expenses				25,217	14,019
Current maturities of operating lease liabilities				869	841
Current liabilities				37,126	28,211
NON-CURRENT LIABILITIES:
Operating lease liabilities				13,517	14,883
Deferred tax liability, net				2,872	4,065
Non-current liabilities				16,389	18,948
Total liabilities				$ 53,515	$ 47,159